OPERATING LEASES (Tables)	12 Months Ended
Sep. 30, 2024
Operating Leases
SCHEDULE OF OPERATING LEASE

As of September 30, 2023 and 2024, operating lease consist of the following:

	As of September 30,
	2023	2024
Right-of-use assets, costs	$268,140	$163,592
Accumulated amortization	(117,664)	(47,596)
Disposal due to early termination	(30,595)	(83,285)
Right-of-use assets, net	$119,881	$32,711

SCHEDULE OF OPERATING LEASE LIABILITIES

As of September 30, 2023 and 2024, operating lease liabilities consist of the following:

	As of September 30,
	2023	2024
Operating lease liabilities - current portion	$39,886	$41,019
Operating lease liabilities - non-current portion	80,237	-
Total	$120,123	$41,019

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	As of September 30,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$64,359	$44,872	$39,231
Right-of-use assets obtained in exchange for new operating lease liabilities	$56,747	$123,162	$40,789
Weighted-average remaining lease term - operating leases	1.1 years	2.9 years	1 year
Weighted-average discount rate - operating leases	2.875%	3.375%	3.375%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

	As of September 30,
	2023	2024
2022	$-	$-
2023	-	-
2024	42,821	-
2025	43,076	41,538
2026	39,487	-
Total lease payments	$125,384	$41,538
Less: imputed interest	(5,261)	(519)
Total operating lease liabilities, net of interest	$120,123	$41,019